Business Combination Agreement with Aesther Health Care Acquisition Corp. (“AHAC”) (Details Narrative)	12 Months Ended
Dec. 31, 2022 shares
Second Street Capital L L C [Member]
Business Acquisition [Line Items]
Purchase of warrant shares	450,000
Aesther Healthcare Acquisition Corp [Member]
Business Acquisition [Line Items]
Merger consideration, description	the holders of the Company’s securities collectively shall be entitled to receive from AHAC, in the aggregate, a number of shares of AHAC’s Class A common stock (with a per-share value of $10.00) with an aggregate value equal to (a) $240 Million U.S. Dollars ($240,000,000) minus (b) the amount, if any, by which the net working capital is less than negative $500,000, plus (c) the amount, if any, by which the net working capital exceeds $500,000 (but not less than zero), minus (d) the amount, if any, by which the closing net debt exceeds $1,500,000, minus (e) the amount, if any, by which The Company’s transaction expenses exceed $6,000,000.
New Ocean Biomedical Inc [Member]
Business Acquisition [Line Items]
Merger consideration, description	(a) in the event that the volume weighted average price (“VWAP”) of New Ocean Biomedical exceeds $15.00 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the closing date of the Business Combination until the 36-month anniversary of the closing date, the holders of Ocean Biomedical securities pre-Closing shall be entitled to receive an additional 5,000,000 shares of New Ocean Biomedical common stock, (b) in the event that the VWAP of New Ocean Biomedical exceeds $17.50 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the closing date of the Business Combination until the 36-month anniversary of the closing date, the holders of Ocean Biomedical securities pre-Closing shall be entitled to receive an additional 7,000,000 shares of New Ocean Biomedical common stock and (c) in the event that the VWAP of New Ocean Biomedical exceeds $20.00 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the closing date of the Business Combination until the 36-month anniversary of the closing date, the holders of Ocean Biomedical securities pre-Closing shall be entitled to receive an additional 7,000,000 shares of New Ocean Biomedical common stock.
Number of share issued	19,000,000
New Ocean Biomedical Inc [Member] | Sponsor [Member]
Business Acquisition [Line Items]
Number of share issued	1,000,000